Operating Segment Information and Concentrations of Risk	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Operating Segment Information and Concentrations of Risk

18.  Operating Segment Information and Concentrations of Risk

During the year ended 31 March 2016, the Company changed the name of its USA and Europe Fiber Cement segment to the North America and Europe Fiber Cement segment to better reflect the segment’s geographic nature; however, the composition of the segment remained the same.

The Company has reported its operating segment information in the format that the operating segment information is available to and evaluated by the Chief Operating Decision Maker, and includes North America and Europe Fiber Cement, Asia Pacific Fiber Cement and Research and Development. North America and Europe Fiber Cement manufactures fiber cement interior linings, exterior siding products and related accessories in the United States; these products are sold in the United States, Canada and Europe. Asia Pacific Fiber Cement includes all fiber cement manufactured in Australia, New Zealand and the Philippines and sold in Australia, New Zealand, Asia, the Middle East (Israel, Saudi Arabia, Lebanon and the United Arab Emirates) and various Pacific Islands. Research and Development represents the cost incurred by the research and development centers. General Corporate costs primarily consist of officer and employee compensation and related benefits, professional and legal fees, administrative costs and rental expense, net of rental income, on the Company’s corporate offices.

Operating Segments

The following is the Company’s operating segment information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
North America & Europe Fiber Cement	$1,386.3	$1,276.5	$1,127.6
Asia Pacific Fiber Cement	341.9	380.4	366.2

Worldwide total	$1,728.2	$1,656.9	$1,493.8

	Income Before Income Taxes Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
North America & Europe Fiber Cement[1]	$340.6	$285.9	$237.0
Asia Pacific Fiber Cement[1,6,7]	80.9	94.1	81.1
Research and Development[1]	(23.9)	(26.0)	(24.4)

Segments total	397.6	354.0	293.7
General Corporate[2]	(43.6)	(19.0)	(240.6)

Total operating income	354.0	335.0	53.1
Net interest expense[3]	(25.6)	(7.5)	(1.1)
Other income (expense)	2.1	(4.9)	2.6

Worldwide total	$330.5	$322.6	$54.6

	Total Identifiable Assets 31 March
(Millions of US dollars)	2016	2015

North America & Europe Fiber Cement	$944.0	$959.3
Asia Pacific Fiber Cement	297.4	279.8
Research and Development	13.6	20.7

Segments total	1,255.0	1,259.8
General Corporate[4,5]	785.4	784.7

Worldwide total	$2,040.4	$2,044.5

The following is the Company’s geographical information:

	Net Sales to Customers Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
North America	$1,348.8	$1,238.5	$1,094.6
Australia	228.4	267.7	259.2
New Zealand	61.4	64.7	63.0
Other Countries	89.6	86.0	77.0

Worldwide total	$1,728.2	$1,656.9	$1,493.8

		Total Identifiable Assets 31 March
(Millions of US dollars)		2016	2015
North America		$925.1	$956.4
Australia		232.4	223.4
New Zealand		26.5	25.8
Other Countries		71.0	54.2

Segments total		1,255.0	1,259.8
General Corporate[4,5]		785.4	784.7

Worldwide total		$2,040.4	$2,044.5

1	Research and development expenditures are expensed as incurred and are summarized by segment in the following table:

	Years Ending 31 March
(Millions of US dollars)	2016	2015	2014
North America & Europe Fiber Cement	$6.6	$6.1	$9.6
Asia Pacific Fiber Cement	1.2	1.4	1.3
Research and Development[a]	21.7	24.2	22.2

	$29.5	$31.7	$33.1

a The Research and Development segment also included selling, general and administrative expenses of US$2.2 million, US$1.8 million and US$2.2 million in fiscal years 2016, 2015 and 2014, respectively.

2	The principal components of General Corporate costs are officer and employee compensation and related benefits, professional and legal fees, administrative costs, and rental expense on the Company’s corporate offices. Also included in General Corporate costs are the following:

	Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
Asbestos Adjustments	$5.5	$33.4	$(195.8)
AICF SG&A expenses	1.7	2.5	2.1

3	The Company does not report net interest expense for each operating segment as operating segments are not held directly accountable for interest expense. All net interest expense is included in the General Corporate costs. Included in net interest expense is net AICF interest expense (income) of US$0.3 million, US$(1.4) million and US$(2.9) million in fiscal years 2016, 2015 and 2014, respectively.

4	The Company does not report deferred tax assets and liabilities for each operating segment as operating segments are not held directly accountable for deferred income taxes. All deferred income taxes are included in General Corporate costs.

5	Asbestos-related assets at 31 March 2016 and 2015 are US$619.8 million and US$657.3 million, respectively, and are included in the General Corporate costs.

6	Included in the Asia Pacific Fiber Cement segment for the year ended 31 March 2016 was a gain on the sale of the Australian Pipes business of US$1.7 million.

7	Included in the Asia Pacific Fiber Cement segment are adjustments to the provision for New Zealand weathertightness claims.

	Years Ended 31 March
(Millions of US dollars)	2016	2015	2014
New Zealand weathertightness claims (expense) / benefit	$(0.5)	$4.3	$(1.8)

Concentrations of Risk

The distribution channels for the Company’s fiber cement products are concentrated. If the Company were to lose one or more of its major customers, there can be no assurance that the Company will be able to find a replacement. Therefore, the loss of one or more customers could have a material adverse effect on the Company’s consolidated financial position, results of operations and cash flows.

We have one customer who contributes greater than 10% of our net sales in each of the past three fiscal years.

This customer’s accounts receivable represented 8.1% and 6.4% of the Company’s trade accounts receivable at 31 March 2016 and 2015, respectively. The following is gross sales generated by this customer, which is from the North America and Europe Fiber Cement segment:

	Years Ended 31 March
(Millions of US dollars)	2016		2015		2014
		%		%		%
Customer A	$197.0	10.1%	$177.4	10.7%	$174.2	11.7%

Approximately 22%, 25% and 27% of the Company’s net sales in fiscal year 2016, 2015 and 2014, respectively, were derived from outside the United States. Consequently, changes in the value of foreign currencies could significantly affect the consolidated financial position, results of operations and cash flows of the Company’s non-US operations on translation into US dollars.